Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 936,428,566.00
Previously Paid Amount	13,810.00
Total Fee Amount	129,320.78
Total Offset Amount	0.00
Net Fee	$ 115,510.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A